Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 7,664	$ 24,584
Restricted cash		1,000
Accounts receivable	528	197
Finance receivables	660	230
Deferred tax asset	164	0
Prepaid expenses and other current assets	16	36
Total current assets	9,032	26,047
Finance receivables	28,626	6,270
Marketable investments	3,119
Investment in unconsolidated entities	10,425	13,000
Debt issuance costs	523	0
Property and equipment, net		3
Deferred tax asset	9,639	0
Other assets	211	0
Total assets	61,575	45,320
Current liabilities:
Accounts payable and accrued liabilities	363	91
Total current liabilities	363	91
Interest reserve		1,000
Loan credit agreement	5,000	0
Warrant liability	292	0
Other long-term liabilities	3	41
Total liabilities	5,658	1,132
Stockholders' equity:
Preferred stock, $0.001 par value; 5,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.001 par value; 250,000,000 shares authorized; 43,034,894 and 42,894,894 shares issued and outstanding at December 31, 2013 and 2012, respectively	43	43
Additional paid-in capital	4,321,454	4,321,200
Accumulated deficit	(4,271,193)	(4,284,055)
Accumulated other comprehensive income		0
Total SWK Holdings Corporation stockholders' equity	50,304	37,188
Non-controlling interests in consolidated entities	5,613	7,000
Total stockholders' equity	55,917	44,188
Total liabilities and stockholders' equity	$ 61,575	$ 45,320